EQUITY - Allocation of interim dividend and interest on equity (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EQUITY
Total, Gross	R$ 4,235,000	R$ 3,830,000	R$ 3,588,000
IOE, net	3,824,750	3,435,500
Reversal of unclaimed dividends and interest on equity	116,236	99,788
12/11/2020
EQUITY
Total, Gross		260,000
Dividends, net		1,200,000
IOE, net		221,000
2/12/2021
EQUITY
Total, Gross	150,000
IOE, net	R$ 127,500
IOE, per share	R$ 0.075561
3/18/2021
EQUITY
Total, Gross	R$ 270,000
IOE, net	R$ 229,500
IOE, per share	R$ 0.136084
4/15/2021
EQUITY
Total, Gross	R$ 280,000
IOE, net	R$ 238,000
IOE, per share	R$ 0.141197
6/17/2021
EQUITY
Total, Gross	R$ 630,000
IOE, net	R$ 535,500
IOE, per share	R$ 0.317815
9/16/2021
EQUITY
Total, Gross	R$ 600,000
IOE, net	R$ 510,000
IOE, per share	R$ 0.303695
12/10/2021
EQUITY
Total, Gross	R$ 805,000
Dividends, net	1,500,000
IOE, net	R$ 684,250
IOE, per share	R$ 0.408035
02/14/20
EQUITY
Total, Gross		270,000
IOE, net		229,500
03/19/20
EQUITY
Total, Gross		150,000
IOE, net		127,500
06/17/20
EQUITY
Total, Gross		900,000
IOE, net		765,000
09/17/20
EQUITY
Total, Gross		650,000
IOE, net		552,500
11/16/20
EQUITY
Total, Gross		400,000
IOE, net		340,000
12/15/20
EQUITY
IOE, per share	R$ 0.894487
Common shares
EQUITY
Total, Gross		2,482,909
IOE, net		2,290,472
Percentage of increase in amount allocated to common share	10.00%
Common shares | 12/11/2020
EQUITY
Total, Gross		260,000
Dividends, net		1,200,000
IOE, net		R$ 221,000
Dividends, per share		R$ 0.710827
IOE, per share		R$ 0.130911
Common shares | 02/14/20
EQUITY
Total, Gross		R$ 85,373
IOE, net		R$ 72,567
IOE, per share		R$ 0.127456
Common shares | 03/19/20
EQUITY
Total, Gross		R$ 47,430
IOE, net		R$ 40,315
IOE, per share		R$ 0.070809
Common shares | 06/17/20
EQUITY
Total, Gross		R$ 284,578
IOE, net		R$ 241,891
IOE, per share		R$ 0.424852
Common shares | 09/17/20
EQUITY
Total, Gross		R$ 205,528
IOE, net		R$ 174,699
IOE, per share		R$ 0.306837
Common shares | 11/16/20
EQUITY
Total, Gross		R$ 400,000
IOE, net		R$ 340,000
IOE, per share		R$ 0.201367
Preferred shares
EQUITY
Total, Gross		R$ 1,347,091
IOE, net		1,145,028
Preferred shares | 02/14/20
EQUITY
Total, Gross		184,627
IOE, net		R$ 156,933
IOE, per share		R$ 0.140201
Preferred shares | 03/19/20
EQUITY
Total, Gross		R$ 102,570
IOE, net		R$ 87,185
IOE, per share		R$ 0.077890
Preferred shares | 06/17/20
EQUITY
Total, Gross		R$ 615,422
IOE, net		R$ 523,109
IOE, per share		R$ 0.467337
Preferred shares | 09/17/20
EQUITY
Total, Gross		R$ 444,472
IOE, net		R$ 377,801
IOE, per share		R$ 0.337521